SEGMENT INFORMATION (DETAILS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenue, Major Customer [Line Items]
Net sales:	$ 22,935	$ 22,373	$ 22,936
Operating income:	1,516	1,271	793
Interest expense:	0	0	1
Depreciation and amortization expense:	317	393	557
Capital expenditure:	524	129	73
Total assets:	17,039	16,987
Long-lived assets:	1,121	1,094
Metal Stamping and Mechanical OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	10,268	12,520	13,820
Operating income:	738	745	527
Interest expense:	0	0	1
Depreciation and amortization expense:	137	226	306
Capital expenditure:	226	71	44
Total assets:	7,268	9,123
Long-lived assets:	518	609
Electric OEM [Member]
Revenue, Major Customer [Line Items]
Net sales:	12,667	9,853	9,116
Operating income:	916	605	352
Interest expense:	0	0	0
Depreciation and amortization expense:	180	167	251
Capital expenditure:	298	58	29
Total assets:	9,638	7,732
Long-lived assets:	603	485
Corporate [Member]
Revenue, Major Customer [Line Items]
Operating income:	(138)	(79)	$ (86)
Total assets:	$ 133	$ 132